Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Apr. 01, 2012	Dec. 31, 2013 Y CompensationPlan	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Cost of Sales	Dec. 31, 2012 Cost of Sales	Dec. 31, 2011 Cost of Sales	Dec. 31, 2013 Selling Expense	Dec. 31, 2012 Selling Expense	Dec. 31, 2011 Selling Expense	Mar. 04, 2014 Subsequent Event Land Use Rights for which Certificate of use have not been issued	Dec. 31, 2013 Minimum
Significant Accounting Policies [Line Items]
Required percentage of ownership for consolidation												50.00%
Finance lease receivable, original principal balance	$ 14,000
Finance lease, annual interest rate	10.00%
Interest expenses capitalized to property, plant and equipment				13
Lease of land, maximum term		50
Land use rights		10,951	11,218								3,834
Impairment loss on goodwill				2,951
Impairment of long-lived assets		0	0	0
Impairment loss on assets held for sales		34,955
Shipping and handling costs					14	227	366	104	301	428
Advertising Expense		1	348
Number of stock-based employee compensation plans		2
Non-financial assets at fair value		0	0
Non-financial liabilities at fair value		$ 0	$ 0